Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Parenthetical) (Detail) - dMY TECHNOLOGY GROUP, INC. III [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash	$ 170	$ 1,569,739
U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash	$ 390	$ 569